Note 29 - Components of Other Short-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Other short-term borrowings [Abstract]
Commercial paper	€ 1,585	€ 2,752
Other	3,633	11,406
Total other short-term borrowings	€ 5,218	€ 14,158